Borrowings	6 Months Ended
Jun. 30, 2022
Borrowings
Borrowings

7. Borrowings

	December 31,	June 30,
	2021	2022
Amounts due within one year	103,493	163,821
Less: unamortized deferred loan issuance costs	(4,186)	(4,479)
Borrowings - current portion	99,307	159,342
Amounts due after one year	996,242	884,168
Less: unamortized deferred loan issuance costs	(9,791)	(7,366)
Borrowings - non-current portion	986,451	876,802
Total	1,085,758	1,036,144

The main terms of the credit facilities, including financial covenants, and the Sponsor Credit Facility have been disclosed in the annual consolidated financial statements for the year ended December 31, 2021. Refer to Note 7 “Borrowings”.

In the six months ended June 30, 2022, the Partnership repaid $51,746 in accordance with the repayment terms under its credit facilities.

The current portion of borrowings includes an amount of $69,125 (debt less unamortized loan issuance costs) with respect to our two Steam vessels reclassified under "Vessels held for sale" as of June 30, 2022 (Note 4).

GasLog Partners was in compliance with its financial covenants as of June 30, 2022.